Retirement Plans (Details) - Schedule of Components of Net Periodic Benefit Cost	1 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Components Of Net Periodic Benefit Cost Abstract
Service cost	$ 4,278
Interest cost	1,943
Expected return on plan assets	(1,581)
Amortization of net (gain)/loss	(1,534)
Settlements (gain)/loss	(1,157)
Total	$ 1,949